Summary of significant accounting policies	12 Months Ended
Dec. 31, 2014
Summary of significant accounting policies

Note 2. Summary of significant accounting policies

Principles of consolidation

The accompanying consolidated financial statements of AVG Technologies N.V. and its subsidiaries are prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Subsidiaries are defined as being those companies over which AVG Technologies N.V. has control through a majority of voting rights to exercise control or to obtain the majority of the benefits and be exposed to majority of the risk. Subsidiaries are consolidated from the date on which control is obtained until the date that such control ceases. All intercompany accounts and transactions have been eliminated in consolidation.

Investment in equity affiliate

Investments in the common shares of companies, in which the Company believes it exercises significant influence over operating and financial policies, are accounted for using the equity method, reflecting its shares of gain and losses less dividend distribution and impairments.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are based upon historical factors, current circumstances and the experience and judgment of management. Management evaluates its assumptions and estimates on an ongoing basis. Actual results could differ from those estimates.

Concentrations of credit risk

A significant portion of the Company’s revenue and net income is derived from international direct sales and sales to resellers and distributors. Fluctuations of the U.S. dollar against other currencies, changes in local regulatory or economic conditions, piracy, or non-performance by resellers or distributors could adversely affect operating results.

The majority of platform-derived revenue from the Company’s dynamic secure search was generated through agreements with search engine companies, including Google and Yahoo!. Platform-derived revenue generated from Google accounted for 9% of the Company’s total revenue in 2014 (28% in 2013 and 44% in 2012). Platform-derived revenue generated from Yahoo! accounted for 15% of the Company’s total revenue in 2014 (9% in 2013 and none in 2012). Changes in local regulatory or economic conditions, piracy, or non-performance of Google could adversely affect operating results.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The credit risk in trade accounts receivable is substantially mitigated by the Company’s credit evaluation process, reasonably short collection terms, and the geographical dispersion of sales transactions. The Company does not obtain rights to collateral to reduce its credit risk.

Foreign currency

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company is the U.S. dollar as it is the currency of the primary economic environment in which its operations are conducted. The functional currency of the Company’s subsidiaries is generally the local currency of such entity. Transactions in currencies other than the functional currency of the Company are recorded at the rates of exchange prevailing at the date of the transaction. Monetary assets and liabilities in currencies other than the operation’s functional currency are remeasured at rates of exchange prevailing at the balance sheet date to the operation’s functional currency. Foreign currency transaction gains and losses are included in other income (expense), net, in the consolidated statements of comprehensive income.

Upon consolidation, the results of operations of subsidiaries, whose functional currency is other than the reporting currency of the Company, the U.S. dollar, are translated at the average exchange rate for the period. Assets and liabilities, excluding equity account balances which are translated at historical rates, are translated at period end exchange rates.

The translation adjustments resulting from this process are included as a component of accumulated other comprehensive income (loss). In the event of liquidation of a foreign subsidiary, the accumulated translation adjustment attributable to that foreign subsidiary is reclassified from accumulated other comprehensive income (loss) and included in other income (expense), net.

Revenue recognition

The Company’s revenue, which is presented net of sales taxes and any other similar assessments, is derived from the following sources: (i) subscription revenue, which principally consists of revenue from term-based and perpetual software license agreements, bundled with maintenance and support, and hosted software solutions; and (ii) platform-derived revenues.

Subscription revenues

The Company sells term-based software licenses through direct sales to customers and indirect sales with partners, distributors and resellers. The Company recognizes its software revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) fees are fixed or determinable and (iv) collectability is probable. If the Company determines that any one of the four criteria is not met, the Company defers recognition of revenue until all the criteria are met.

Persuasive evidence is a binding purchase order or license agreement. Delivery generally occurs upon delivery of a license key or, in the case of hosted software solutions, when services are made available. If a significant portion of a fee is due after the Company’s normal payment terms of typically up to 90 days, the Company recognizes revenue as the fees become due. If the Company determines that collection of a fee is not reasonably assured, the Company defers the fees and recognizes revenue upon cash receipt, provided all other revenue recognition criteria are met.

The term-based software license agreements include free maintenance and support services (including the right to receive unspecified upgrades/enhancements of the Company’s products on a when-and-if-available basis), for which vendor-specific objective evidence (“VSOE”) of the fair value of undelivered elements does not exist. These arrangements are offered to customers over a specified period of time, and the Company recognizes all revenue from the arrangement ratably over the license term, which coincides with the maintenance and support service period.

In cases where the Company generates revenue from its hosted software solutions, revenue is recognized in accordance with the Accounting Standard Codification (“ASC”) 605 “Revenue Recognition.” We recognize subscription revenue over the contract term beginning on the commencement date of the contract, the date we make our services available. Once our services are available to our customers, we record amounts due in accounts receivable and in deferred revenue and recognized ratably over the requisite service period.

The Company also sells perpetual software licenses primarily through indirect sales with partners, distributors and resellers and, to a lesser extent, through direct sales to customers. The perpetual license agreements include free maintenance and support services (which include the right to bug fixes, but exclude the right to receive unspecified upgrades/enhancements of the Company’s product on a when-and-if-available basis), for which VSOE of the fair value of undelivered elements does not exist. The Company recognizes all revenue from arrangements ratably over the expected term for providing maintenance and support services.

For licensing of the Company’s software to partners, revenue is recognized when the partner reports the sale of the software products to an end-user, generally on a monthly basis.

Deferred revenue consists principally of the unamortized balance of arrangements which include term-based and perpetual software license agreements, bundled with maintenance and support.

The Company reduces revenue for estimated sales returns. End users may return the Company’s products, subject to varying limitations, through distributors and resellers or to the Company directly for a refund within a reasonably short period from the date of purchase. The Company estimates and records reserves for sales returns based on historical experience.

Platform-derived revenues

Platform-derived revenues are principally generated from search engines. The Company has search agreement with multiple providers, the most significant of which are Yahoo! and Google. In exchange for directing the Company’s active users’ search queries to search providers, the Company earns a percentage of the search revenue generated by such search providers. Amounts earned from search providers are reflected as revenue in the period in which the search queries are performed.

Other platform-derived revenues comprise advertising fees, and product fees. Advertising fees are earned through advertising arrangements the Company has with third parties whereby the third party is obligated to pay the Company a portion of the revenue they earn from advertisements to the Company’s end users. Amounts earned are reflected as revenue in the month advertisement is delivered to the end user. Product fees earned through arrangements with third parties, whereby the Company incorporates content or functionality of the third party into the Company’s product offerings. Fees earned in a period are generally based on the number of active clients with the installed third party content or functionality multiplied by the applicable client fee.

Each contract is evaluated to determine whether the Company is the principal in the arrangement. When the Company concludes that it is the principal, revenues are recognized on a gross basis, otherwise revenues are recognized on a net basis. Generally, the Company is not the primary obligor in the arrangements and does not have latitude in establishing prices, and therefore the Company generally records the net sales amount as revenue.

Cost of revenue

The cost of revenue related to subscription revenues primarily consists of customer support, costs of electronic downloads, commissions to payment providers, amortization of purchased technology, costs of packaging, license fees for technologies implemented into the Company’s products and costs associated with the Company’s network operating center.

The cost of revenue related to platform-derived revenues primarily consists of fees paid to third parties that distribute the Company’s search solutions and for traffic acquisition costs. Traffic acquisition costs are comprised of payments made to companies that direct consumer traffic to the Company, under agreements of varying duration, and payments made to distribute our search solution. The agreements have fixed payments that are expensed ratably over the term the fixed payment covers.

Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity to the Company of three months or less to be cash equivalents. Cash equivalents are stated at cost, which approximates fair value. Cash and cash equivalents exclude restricted cash. Restricted cash may contain cash restricted for deposits, guarantees and certain acquisition related restrictions.

Trade accounts receivable

Trade accounts receivable are amounts due from customers for products and licenses sold in the ordinary course of business. The Company maintains an allowance for doubtful accounts to reserve for potentially uncollectible trade receivables. Additions to the allowance for doubtful accounts are recorded as general and administrative expenses. The Company reviews its trade receivables to identify specific customers with known disputes or collectability issues. In addition, the Company maintains an allowance for all other receivables not included in the specific reserve by applying specific rates of projected uncollectible receivables to the various aging categories. The Company analyzes its historical collection experience, customer credit-worthiness, current economic trends and changes in customer payment terms in determining the amounts of these allowances.

Derivative instruments and hedging activities

The Company periodically enters into foreign currency option contracts to reduce the risks associated with changes in foreign currency exchange rates. The Company recognizes all derivatives on the balance sheet at fair value. The foreign currency contracts do not meet the requirements for hedge accounting.

Inventories

Inventories primarily consist of finished goods and are stated at the lower of cost or market. Cost is determined using the first-in, first-out method. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, for estimated excess, obsolescence or impaired balances.

Property and equipment

Property, equipment and leasehold improvements are stated at cost, net of accumulated depreciation and amortization. Depreciation is computed on a straight-line basis over the estimated useful lives to the residual value of the related assets, generally as follows:

•	computer equipment – two to four years;

•	office furniture and equipment – two to five years;

•	vehicles – four to five years; and

•	leasehold improvements – the shorter of the lease term or the estimated useful life of the asset.

Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of property and equipment, are expensed as incurred.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Leased assets

The Company has various operating leases for its buildings and equipment. Leases that do not transfer substantially all of the benefits and risks of ownership to the lessee or meet any of the other criteria for capitalization are classified as operating leases. For these leases, lease payments are recognized as expense on a straight-line basis over the lease term.

Finance leases, which transfer to the group substantially all the risks and benefits incidental to ownership of the leased item, are capitalized at the commencement of the lease term at the fair value of the leased item or, if lower, at the present value of the minimum lease payments. Finance charges are allocated to each period so as to achieve a constant rate of interest on the remaining balance of the liability and are charged directly against income.

Capitalized leased assets are depreciated over the shorter of the estimated useful life of the asset or the lease term. Operating lease payments are recognized as an expense in the income statement on a straight-line basis over the lease term. For both finance and operating leases, contingent rents are recognized in the income statement in the period in which they are incurred.

Dividends

Dividends are declared in accordance with the relevant laws and regulations applicable to the Company and are recognized when they become legally payable.

Business combinations

The Company uses the acquisition method of accounting under the authoritative guidance on business combinations.

The acquired company’s operating results are included in the Company’s consolidated financial statements starting on the date of acquisition. The purchase price is equivalent to the fair value of the consideration transferred and liabilities incurred, including liabilities related to contingent consideration. Changes in fair value of contingent consideration, including changes in probability of achievement and changes due to the passage of time, subsequent to the acquisition date are recognized in operating income in the consolidated statements of comprehensive income in the period in which they occur.

The Company usually enters into agreements with the former owners of the acquiree to transfer additional payments or equity interests as part of the exchange for control of the acquiree if specified future events occur or conditions are met. For these arrangements for additional payments or equity interests to the former owners, the Company considers the indicators as described in the ASC 805 “Business combinations” to determine whether these payments are part of the purchase price or are post-acquisition costs as

Goodwill represents a residual value as of the acquisition date, which in most cases results in measuring goodwill as an excess of the purchase consideration transferred plus the fair value of any non-controlling interest in the acquired company over the fair value of net assets acquired, including contingent consideration.

Amounts allocated to assets and liabilities are based upon fair values. The determination of such fair values requires management to make significant estimates and assumptions, especially with respect to the identifiable intangible assets. Those estimates are based upon assumptions believed to be reasonable and that of a market participant and are based on historical experience and information obtained from the management of the acquired companies.

When pre-acquisition contingencies are identified, the Company estimates the fair value of such contingencies, which are included under the acquisition method as part of the assets acquired or liabilities assumed, as appropriate. Differences from these estimates are recorded in the consolidated statements of comprehensive income in the period in which they are identified.

Redeemable noncontrolling interest

The noncontrolling interest for which the redemption is outside of the Company’s control is presented under the caption “Redeemable noncontrolling interest” outside of permanent equity. This interest is measured with an initial value based on fair value. Adjustments to the carrying amount, which will impact retained earnings, is determined after the attribution of net income or loss of the subsidiary. The amount presented in redeemable noncontrolling interest will be no less than the initial amount reported.

Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of tangible and identifiable intangible assets acquired less liabilities assumed. The Company performs an annual impairment test in the fourth quarter of each financial year or more frequently if impairment indicators are present. When impaired, the carrying value of goodwill is written down to fair value. The goodwill impairment test is performed at the reporting unit level, which was determined to be at the operating segment level. In performing the goodwill impairment tests, the Company assesses relevant qualitative factors to determine whether it is more likely than not that the fair value of its reporting units are less than its carrying amount. The qualitative factors the Company considers include, but are not limited to, general economic conditions, outlook for the software industry, our recent and forecasted financial performance and the fair value of the our shares. After considering such factors, the Company concluded whether it is not more likely than not that the fair value of its reporting unit is less than its carrying amount. If it is determined as a result of the qualitative assessment, that is more likely than not that the fair value of a reporting unit is less than its carrying amount, the provisions of the authoritative guidance require that the Company performs a two-step quantitative impairment test on goodwill. In the first step, the Company compares the fair value of each reporting to each carrying value. The second step, if necessary, measures the amount of impairment by applying fair-value based test to the individual assets and liabilities within each reporting unit.

In January 2014, changes in the way the CODM manages and evaluates the Company’s operations resulted in a change in operating segments from one segment to two segments, Consumer and SMB. The reporting units were determined to be at the operating segment level. Upon the change in segments, goodwill was allocated to the operating segments based on their relative fair value and a goodwill impairment assessment was performed. The Company compared the fair value of its reporting units to their carrying values, including allocated goodwill. The Company determined the fair value of the reporting units using the income approach. Based on the Company’s quantitative assessment, it was determined that the fair value of the reporting units exceeded their carrying value.

In the fourth quarter of 2014, the Company performed its annual goodwill impairment test. The results of the qualitative assessment indicated that there were no triggering events and that the fair value of each of its reporting units was more likely than not in excess of their carrying value. Therefore goodwill in those reporting units was not impaired.

Intangible assets

In connection with its acquisitions, the Company generally recognizes assets for customer relationships and developed technology, which consists of acquired product rights, technologies and databases. Finite-lived intangible assets are carried at cost less accumulated amortization. Such amortization is provided on a straight-line basis over the estimated useful lives of the respective assets, generally between two and five years. Amortization for developed technology is recognized in cost of revenue. Amortization for customer relationships is recognized in sales and marketing.

The Company recognizes assets for software programs developed, which are to be used solely to meet the Company’s internal needs. The recognized assets are comprised of the costs incurred during the application development stage for these software programs. Amortization is computed on a straight-line basis over the estimated useful lives generally between two and five years.

The Company assesses the impairment of identifiable intangible assets whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. Recoverability of certain finite- lived intangible assets is measured by the comparison of the carrying amount of the asset group to which the assets are assigned to the sum of the undiscounted estimated future cash flows the asset group is expected to generate. If the asset is considered to be impaired, such amount is measured as the difference between the carrying amount of the asset and its fair value. Recoverability of developed technology is measured by the comparison of the carrying amount of the asset to the sum of undiscounted estimated future product revenues offset by estimated future costs to dispose of the product. If the asset is considered to be impaired, such amount is measured as the difference between the carrying amount of the asset and its fair value.

Investments

Non-Marketable equity investments

Non-marketable equity investments are measured in accordance with the cost method when the equity method does not apply. The Company records the realized gains or losses on the sale of non-marketable cost method investments in other income (expense), net. Non-marketable equity investments are subject to periodic impairment review and are considered to be impaired when the fair value is below the cost basis. The impairment review is based on the Company’s assessment of the severity and duration of the impairment, and qualitative and quantitative analysis, i.e. the technological feasibility of the investee’s products and technologies.

Debt securities

Debt securities are classified as held-to-maturity and carried at amortized cost as management has the positive intent and ability to hold them until maturity. Dividend and interest income from these securities is included in earnings. Management evaluates debt securities for other-than-temporary impairment in each reporting period and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If the criteria regarding either intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: (i) other-than-temporary impairment related to credit loss, which is recognized in earnings and (ii) other-than-temporary impairment related to other factors, which is recognized in other comprehensive income (loss).

Income taxes

The income tax expense for the period comprises current and deferred tax. Income tax is recognized in the consolidated statements of comprehensive income, except to the extent it relates to items recognized in other comprehensive income or directly in equity. The provision for income taxes is computed using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards in each jurisdiction in which the Company operates. Deferred tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets are expected to be realized or settled. Unless otherwise disclosed, goodwill is not deductible for tax purposes. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

Tax returns are subject to examination by various taxing authorities. Although the Company believes that adequate accruals have been made in each period for unsettled issues, additional benefits or expenses could occur in future years from resolution of outstanding matters. The Company records additional expenses each period relating to the expected interest and penalties it would be required to pay a tax authority if the Company does not prevail. Management continues to assess the Company’s potential tax liability and revises its estimates. The Company applies the authoritative guidance on income taxes that prescribes a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements.

Share-based compensation

Compensation costs related to employee share option grants are based on the fair value of the options on the date of grant, net of estimated forfeitures. Compensation costs on share based awards with graded vesting are recognized on an accelerated basis as though each separately vesting portion of the award was, in substance, a separate award.

Cash-settled, share-based compensation awards are recognized as a liability and re-measured at each balance sheet date through the consolidated statement of comprehensive income.

Compensation costs for restricted share units are measured based on the closing fair market value of the Company’s ordinary shares on the date of grant, net of estimated forfeitures.

Advertising costs

Advertising costs are charged to operations as incurred, when service is received or goods are delivered, and include electronic and print advertising, trade shows, collateral production and all forms of direct marketing.

Research and development

Research and development costs include salaries and benefits of researchers and engineers, supplies and other expenses incurred in research and development efforts. Costs incurred in the research phase of new software products for external use are expensed as incurred. The Company expenses software development costs, including costs to develop software products to be marketed to external users, before technological feasibility of such products is reached. The Company has determined that technological feasibility was reached shortly before the release of those products and as a result, the development costs incurred after the establishment of technological feasibility and before the release of those products were not material, and accordingly, were expensed as incurred. Costs related to develop internal-use software are capitalized as incurred. The estimated useful life of costs capitalized is evaluated for each specific project and ranges from two to five years. Capitalized research and development costs are included in property and equipment, net.

The Company capitalized nil and $1,654 of research and development costs during 2013 and 2014, respectively. The amortization of capitalized costs totaled during 2012, 2013 and 2014 were nil, nil and $239, respectively.

Employee benefit plan – Defined contribution plan

The Company maintains a defined contribution 401(k) retirement savings plan for its U.S. employees. Each participant in the 401(k) retirement savings plan may elect to contribute a percentage of his or her annual compensation up to a specified maximum amount allowed under U.S. Internal Revenue Service regulations. The Company matches employee contributions to a maximum of 4% of the participant annual compensation.

The Company maintains a privately administered pension insurance plan in the United Kingdom on a voluntary basis. Contributions to the plan are recognized as employee benefit expense when due.

Employee benefit plan – Defined benefit plan

For the defined benefit plan, a Projected Benefit Obligation is calculated annually by independent actuaries using the projected unit credit method. Pension costs primarily represent the increase in the actuarial present value of the obligation for pension benefits based on employee service during the year and the interest on this obligation in respect of employee service in previous years, net of expected return on plan assets.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity and are reflected in Accumulated other comprehensive income in the period in which they arise.

Termination benefits and other termination costs

Contractual termination benefits are payable when employment is terminated due to an event specified in the provisions of a social/labor plan or statutory law. A liability is recognized when it is probable that employees will be entitled to the benefits and the amount can be estimated. One-time termination benefits are payable when the Company offers, for a short period of time, additional benefits to employees electing voluntary termination, including early retirement. A liability is recognized when the Company is committed to make payments and the number of affected employees and the benefits received are known to both parties. Other involuntary termination benefits are payable when employment is terminated due to an event not specified in the provisions of a social/labor plan or statutory law. A liability is recognized when the Company is demonstrably committed to terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal and can reasonably estimate such amount. Benefits falling due more than 12 months after the balance sheet date are discounted to present value.

Contract termination costs for a contract terminated before the end of its term are recognized when the Company terminates the contract in accordance with the contract terms. A liability for costs that will continue to be incurred under a contract for its remaining term without economic benefit to the entity is recognized at the cease-use date. Other costs associated with an exit or disposal activity are recognized when incurred, even if the costs are incremental to other operating costs.

Loss contingencies

The Company provides for contingent liabilities when (i) it is probable that an asset has been impaired or a liability has been incurred at the date of the financial statements and (ii) the amount of the loss can be reasonably estimated. Disclosure in the notes to the financial statements is provided for loss contingencies that do not meet both these conditions if there is a reasonable possibility that a loss may have been incurred.

Debt issuance costs and debt discounts (or premiums)

Debt issuance costs include third party financing arrangement fees and legal fees associated with the Company’s long-term debt. These costs are reported in the balance sheet as deferred charges and are amortized over the life of the related debt using the effective interest method and are included in interest and finance costs.

Debt discounts (or premium) are reported as a direct reduction of (or addition to) the face amount of the debt and are amortized over the life of the related debt using the effective interest method and are included in interest and finance costs.

Segment reporting

Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the Management Board, which consists of the chief executive officer and chief financial officer.

Prior to January 1, 2014, the Company’s internal management financial reporting consisted of one operating and reportable segment. As a result of a number of factors, including but not limited to the revenue generated by the release of the SMB CloudCare offering and the acquisition of the AVG Managed Workplace product and operations in Canada in 2013, the Company’s CODM concluded to change the internal financial information effective in January 2014. The internal financial information is presented in two segments: SMB and Consumer. The two business segments reflect how the Company’s operations are managed, how operating performance within the Company is evaluated by senior management and the structure of its internal financial reporting beginning in January 2014.

Any costs incurred that are directly applicable to the segments are allocated to the appropriate segment. In addition, certain costs incurred at a corporate level that are identifiable and that benefit our segments are allocated to them. These allocated costs include costs of shared research and development facilities, shared IT infrastructure, and shared central brand and public relations activities. Certain other corporate costs not directly applicable to the segments are identified as “unallocated” costs and represent general corporate costs that are applicable to the consolidated group, including but not limited to; legal, tax, and corporate reporting and are therefore not allocated to the two reportable segments. All “unallocated” costs reported are not included in the CODM’s evaluation of the segment operating income performance of the two reportable segments.

The Company evaluates the performance of its segments based primarily on their revenue and operating income. In addition to the “unallocated” noted above, the Company excludes certain charges such as share-based compensation, acquisition amortization, and one time charges that affect comparability from operating income for segment purposes as these items are not reflective of normal continuing operations of the segments.

The new operating structure provides the Company with visibility over the operations of the two businesses, to more effectively capitalize on market conditions and maximize revenue and profitability.

The Company has recast prior period amounts to conform to the way it internally managed and monitored segment performance during the current period.

The principal products and services offered by each segment are summarized below:

Consumer – The Company’s Consumer segment focuses on delivering simple privacy, protection and performance solutions for PCs, tablets and mobile devices for consumers. Consumer segment products include Anti-Virus and Internet Security, PC Optimization, and Family Safety and are available across multiple devices including PCs, Android and Mac. In addition, the Company has a growing portfolio of Mobile applications including those aimed at optimizing performance, memory and allowing easy control over privacy settings.

SMB – The Company’s SMB segment focuses on delivering simple privacy, protection and performance solutions across multiple devices for small and medium sized business customers. Products include AVG CloudCare (a cloud-services remote management platform incorporating services such as Anti-Virus, Content Filtering and Online Backup) and AVG Managed Workplace (a remote monitoring and IT management platform), allowing the Company’s partners to view and access their customers’ entire network environment.

Earnings per share

In accordance with ASC 260 “Earnings Per Share”, basic earnings per ordinary share is computed based on the weighted-average number of ordinary shares outstanding during each period. When necessary, the Company applies the two-class method when computing its earnings per share. Diluted earnings per ordinary share is computed based on the weighted-average number of ordinary shares outstanding during each period, plus potential ordinary shares considered outstanding during the period, as long as the inclusion of such shares is not anti-dilutive.

Share issuance costs

Direct costs incurred in obtaining capital by issuing shares, as well as costs incurred through contractual obligations for other offerings are deducted from the related proceeds and the net amount recorded as additional paid-in capital in the period when such shares are issued.

Treasury shares

Treasury shares refer to the Company’s own outstanding shares that were reacquired by the Company. Treasury shares that were repurchased for purposes other than retirement, or whose ultimate disposition has not yet been decided, are recognized at cost and deducted from Shareholders’ (deficit) equity. When the treasury shares are reissued, gains are credited to additional paid-in capital. Losses are charged to additional paid-in capital to the extent of previous gains recognized, and are otherwise charged to retained earnings. Any ordinary shares that the Company holds in its own capital may not be voted and no dividends are allocated to the treasury shares.

Adopted accounting pronouncements

Liabilities

In February 2013, the Financial Accounting Standards Board (FASB) issued ASU No. 2013-04, Liabilities – Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date. The main objective in developing this update is to provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. generally accepted accounting principles (GAAP). The new guidance is effective for fiscal years beginning after December 15, 2013. The Company adopted this ASU and did not identify a material impact on the consolidated financial statements as the Company does not have such contracts as of the reporting date.

Foreign Currency Matters

In March 2013, the FASB issued ASU No. 2013-05, Foreign Currency Matters. The main objective in developing this update is to provide guidance and conformity with respect to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. The new guidance is effective for fiscal years beginning after December 15, 2013. The Company adopted this ASU and did not identify a material impact on the consolidated financial statements.

Income Taxes

In July 2013, the FASB issued ASU No. 2013-11, Income Taxes. The main objective in developing this update is to provide guidance with respect to the presentation of an unrecognized tax benefit when a net operating loss carry forward, a similar tax loss or a tax credit carry forward exists. The new guidance is effective for fiscal years beginning after December 15, 2013. The Company adopted this ASU and did not identify a material impact on the consolidated financial statements.

Definition of a Public Business Entity

In December 2013, the FASB issued ASU No. 2013-12, Definition of a Public Business Entity. The main objective in developing this update is to provide a single definition of public business entity for future use in U.S. GAAP. The amendment specifies that:

•	An entity that is required by the SEC to file or furnish financial statements with the SEC, or does file or furnish financial statements with the SEC, is considered a public business entity.

•	A business entity that has securities that are not subject to contractual restrictions on transfer and that is by law, contract, or regulation required to prepare U.S. GAAP financial statements and make them publicly available on a periodic basis is considered a public business entity.

•	A consolidated subsidiary of a public company is not considered a public business entity for purposes of its standalone financial statements.

The Company is listed on a U.S. stock exchange market and is therefore required by the SEC to file its financial statements with the SEC and publish its financial statements on a periodic basis. Therefore, the Company meets the criteria for a public business entity. This conclusion does not change the conclusion made before this ASU was issued. This update has no impact to the Company’s financial statements.

Accounting guidance issued but not adopted as of December 31, 2014

Revenue recognition

In May 2014, the FASB issued ASU No. 2014-09, Revenue from contract with customers. The main objective in developing this update is to provide guidance and conformity with respect to the fact that previous revenue recognition requirements in U.S. generally accepted accounting principles (GAAP) differ from those in International Financial Reporting Standards (IFRS), and both sets of requirements were in need of improvement. Previous revenue recognition guidance in U.S. GAAP comprised broad revenue recognition concepts together with numerous revenue requirements for particular industries or transactions, which sometimes resulted in different accounting for economically similar transactions. Accordingly, the FASB and the International Accounting Standards Board (IASB) initiated a joint project to clarify the principles for recognizing revenue and to develop a common revenue standard for U.S. GAAP and IFRS. The core principle of the new standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The new guidance is effective for fiscal years beginning after December 15, 2016 with early adoption not permitted. The two permitted transition methods under the new standard are the full retrospective method, in which case the standard would be applied to each prior reporting period presented, or the modified retrospective method, in which case the cumulative effect of applying the standard would be recognized at the date of initial application. We have not yet selected a transition method. The Company is currently evaluating the appropriate transition method and the impact of adoption on the consolidated financial statements and related disclosures.

Stock compensation

In June 2014, the FASB issued ASU No. 2014-12, Compensation – stock compensation. The main objective in developing this update is to provide guidance and conformity with respect to accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance is effective for fiscal years beginning after December 15, 2015. As the Company does not have performance target share-based compensation, the application of this amendment will not have an impact on the consolidated financial statements.

Going concern

In August 2014, the FASB issued ASU No. 2014-15: Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The new standard provides guidance around management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s financial statements.